Schedule of goodwill to reportable segments (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Total	$ 38,226	$ 39,258	$ 44,434
Central Services Organization [Member]
Total	$ 5,463	5,736
Fair value of reporting unit exceeded its carrying amount	457.30%
Post-tax discount rate applied to the expected cash flow projections, percentage	37.10%
Decrease in the cash flow projections	82.10%
Central Services Organization [Member] | Measurement Input, Discount Rate [Member]
Goodwill measurement input	16.30%
Central Services Organization [Member] | Measurement Input Growth Rate [Member]
Goodwill measurement input	4.70%
Europe Sales Office [Member]
Total	$ 8,254	8,078
Fair value of reporting unit exceeded its carrying amount	16.90%
Post-tax discount rate applied to the expected cash flow projections, percentage	13.00%
Decrease in the cash flow projections	16.90%
Europe Sales Office [Member] | Measurement Input, Discount Rate [Member]
Goodwill measurement input	11.40%
Europe Sales Office [Member] | Measurement Input Growth Rate [Member]
Goodwill measurement input	1.50%
Middle East and Australasia Sales Office [Member]
Total	$ 4,364	4,364
Fair value of reporting unit exceeded its carrying amount	52.10%
Post-tax discount rate applied to the expected cash flow projections, percentage	18.00%
Decrease in the cash flow projections	52.10%
Middle East and Australasia Sales Office [Member] | Measurement Input, Discount Rate [Member]
Goodwill measurement input	12.20%
Middle East and Australasia Sales Office [Member] | Measurement Input Growth Rate [Member]
Goodwill measurement input	2.30%
Africa Sales Office [Member]
Total	$ 18,704	19,639
Fair value of reporting unit exceeded its carrying amount	101.70%
Post-tax discount rate applied to the expected cash flow projections, percentage	25.70%
Decrease in the cash flow projections	50.40%
Africa Sales Office [Member] | Measurement Input, Discount Rate [Member]
Goodwill measurement input	16.30%
Africa Sales Office [Member] | Measurement Input Growth Rate [Member]
Goodwill measurement input	4.70%
Americas Sales Office [Member]
Total	$ 1,441	$ 1,441
Fair value of reporting unit exceeded its carrying amount	21.70%
Post-tax discount rate applied to the expected cash flow projections, percentage	14.30%
Decrease in the cash flow projections	17.80%
Americas Sales Office [Member] | Measurement Input, Discount Rate [Member]
Goodwill measurement input	11.70%
Americas Sales Office [Member] | Measurement Input Growth Rate [Member]
Goodwill measurement input	2.00%